UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Growth Fund

QUARTERLY REPORT

February 29, 2012

PORTFOLIO OF INVESTMENTS

2/29/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.6%
Aerospace - 3.4%
Honeywell International, Inc.	1,145,960	$68,264,833
Precision Castparts Corp.	499,638	83,654,390

		$151,919,223
Alcoholic Beverages - 1.3%
Diageo PLC	2,364,541	$56,557,884

Apparel Manufacturers - 1.7%
LVMH Moet Hennessy Louis Vuitton S.A.	112,665	$18,958,082
NIKE, Inc., “B”	265,709	28,675,315
VF Corp.	183,285	26,768,774

		$74,402,171
Automotive - 1.4%
Johnson Controls, Inc.	1,541,960	$50,314,155
LKQ Corp. (a)	317,480	10,114,913

		$60,429,068
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	616,330	$51,605,311
Biogen Idec, Inc. (a)	364,520	42,455,644
Celgene Corp. (a)	806,933	59,168,362
Gilead Sciences, Inc. (a)	790,800	35,981,400

		$189,210,717
Broadcasting - 3.8%
Discovery Communications, Inc., “A” (a)	605,450	$28,244,243
News Corp., “A”	2,460,000	48,880,200
Viacom, Inc., “B”	1,531,840	72,946,221
Walt Disney Co.	423,770	17,794,102

		$167,864,766
Brokerage & Asset Managers - 1.8%
Affiliated Managers Group, Inc. (a)	317,680	$33,797,975
Blackrock, Inc.	224,471	44,669,729

		$78,467,704
Business Services - 3.1%
Cognizant Technology Solutions Corp., “A” (a)	809,290	$57,419,126
FleetCor Technologies, Inc. (a)	443,980	16,440,579
Jones Lang LaSalle, Inc.	236,290	19,236,369
Verisk Analytics, Inc., “A” (a)	1,000,630	43,527,405

		$136,623,479
Cable TV - 1.3%
Comcast Corp., “Special A”	1,978,131	$56,554,765

Chemicals - 1.0%
Celanese Corp.	585,120	$27,834,158
Monsanto Co.	226,000	17,487,880

		$45,322,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 6.3%
Autodesk, Inc. (a)	1,039,260	$39,335,991
Check Point Software Technologies Ltd. (a)	991,740	57,679,598
Citrix Systems, Inc. (a)	235,340	17,589,312
Nuance Communications, Inc. (a)	652,290	16,907,357
Oracle Corp.	2,361,476	69,120,403
Parametric Technology Corp. (a)	219,450	5,859,315
Red Hat, Inc. (a)	1,014,270	50,165,794
Salesforce.com, Inc. (a)	38,022	5,443,230
VeriSign, Inc.	401,766	14,845,254

		$276,946,254
Computer Software - Systems - 12.0%
Apple, Inc. (a)	692,001	$375,369,022
EMC Corp. (a)	3,807,250	105,422,753
NetApp, Inc. (a)	457,240	19,661,320
Verifone Systems, Inc. (a)	315,790	15,123,183
VMware, Inc. (a)	134,220	13,273,016

		$528,849,294
Construction - 1.4%
Owens Corning (a)	567,760	$17,969,604
Stanley Black & Decker, Inc.	554,730	42,603,264

		$60,572,868
Consumer Services - 0.8%
Priceline.com, Inc. (a)	39,100	$24,516,482
Sotheby’s	275,400	10,834,236

		$35,350,718
Electrical Equipment - 3.2%
Danaher Corp.	2,655,235	$140,276,065

Electronics - 1.8%
Altera Corp.	591,860	$22,757,017
ASML Holding N.V.	386,667	17,612,682
Broadcom Corp., “A”	1,053,849	39,150,490

		$79,520,189
Energy - Independent - 4.0%
Cabot Oil & Gas Corp.	738,030	$25,742,486
EQT Corp.	372,210	19,734,574
Noble Energy, Inc.	518,460	50,627,619
Occidental Petroleum Corp.	398,860	41,629,018
Pioneer Natural Resources Co.	193,626	21,229,155
SM Energy Co.	253,070	19,921,670

		$178,884,522
Engineering - Construction - 0.6%
Fluor Corp.	442,490	$26,761,795

Food & Beverages - 3.0%
General Mills, Inc.	324,240	$12,421,634
Green Mountain Coffee Roasters, Inc. (a)	197,379	12,823,714
Groupe Danone	534,759	36,178,689
Kraft Foods, Inc., “A”	456,640	17,384,285
Mead Johnson Nutrition Co., “A”	669,640	52,064,510

		$130,872,832

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 1.4%
Las Vegas Sands Corp.	793,370	$44,119,306
Royal Caribbean Cruises Ltd.	585,050	16,668,075

		$60,787,381
General Merchandise - 3.1%
Costco Wholesale Corp.	407,530	$35,072,032
Dollar General Corp. (a)	699,970	29,440,738
Target Corp.	1,306,250	74,051,313

		$138,564,083
Internet - 3.9%
Google, Inc., “A” (a)	280,060	$173,147,095

Leisure & Toys - 0.2%
Polaris Industries, Inc.	156,130	$10,313,948

Machinery & Tools - 1.7%
Flowserve Corp.	149,190	$17,689,458
Joy Global, Inc.	413,560	35,963,178
Polypore International, Inc. (a)	297,700	12,241,424
United Rentals, Inc. (a)	212,020	8,836,994

		$74,731,054
Medical & Health Technology & Services - 0.9%
Cerner Corp. (a)	360,450	$26,612,024
IDEXX Laboratories, Inc. (a)	140,510	12,048,733

		$38,660,757
Medical Equipment - 3.0%
Cooper Cos., Inc.	87,270	$6,936,220
Covidien PLC	966,044	50,475,799
Thermo Fisher Scientific, Inc. (a)	1,332,877	75,467,496

		$132,879,515
Network & Telecom - 3.6%
F5 Networks, Inc. (a)	335,110	$41,875,346
Qualcomm, Inc.	1,852,495	115,188,139

		$157,063,485
Oil Services - 4.8%
Cameron International Corp. (a)	1,031,330	$57,455,394
Core Laboratories N.V.	17,470	2,125,400
Dresser-Rand Group, Inc. (a)	596,380	31,321,878
Ensco International PLC, ADR	683,040	39,821,232
FMC Technologies, Inc. (a)	340,540	17,173,432
National Oilwell Varco, Inc.	288,090	23,776,068
Oceaneering International, Inc.	369,120	20,032,142
Schlumberger Ltd.	271,958	21,106,660

		$212,812,206
Other Banks & Diversified Financials - 3.4%
MasterCard, Inc., “A”	175,721	$73,802,820
Visa, Inc., “A”	660,229	76,830,849

		$150,633,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 2.2%
Abbott Laboratories	719,180	$40,712,780
Allergan, Inc.	522,128	46,777,448
Teva Pharmaceutical Industries Ltd., ADR	191,800	8,594,558

		$96,084,786
Pollution Control - 0.5%
Stericycle, Inc. (a)	234,000	$20,304,180

Railroad & Shipping - 1.5%
Kansas City Southern Co. (a)	457,800	$31,853,724
Union Pacific Corp.	294,646	32,484,722

		$64,338,446
Restaurants - 1.4%
McDonald’s Corp.	86,936	$8,631,006
Starbucks Corp.	1,080,880	52,487,533

		$61,118,539
Specialty Chemicals - 1.8%
Airgas, Inc.	398,520	$32,810,152
Albemarle Corp.	159,590	10,615,927
Praxair, Inc.	336,514	36,680,026

		$80,106,105
Specialty Stores - 3.9%
Amazon.com, Inc. (a)	73,702	$13,243,512
PetSmart, Inc.	557,570	31,078,952
Ross Stores, Inc.	1,159,184	61,819,283
Tiffany & Co.	326,230	21,208,212
Tractor Supply Co.	251,670	21,510,235
Urban Outfitters, Inc. (a)	874,667	24,831,796

		$173,691,990
Telecommunications - Wireless - 2.1%
American Tower Corp., REIT	1,518,368	$95,019,469

Tobacco - 1.2%
Philip Morris International, Inc.	613,950	$51,277,104

Trucking - 0.8%
Expeditors International of Washington, Inc.	802,089	$34,995,143
Total Common Stocks		$4,301,915,307

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	92,512,090	$92,512,090
Total Investments		$4,394,427,397

Other Assets, Less Liabilities - 0.3%		15,090,252
Net Assets - 100.0%		$4,409,517,649

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,301,915,307	$—	$—	$4,301,915,307
Mutual Funds	92,512,090	—	—	92,512,090
Total Investments	$4,394,427,397	$—	$—	$4,394,427,397

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,512,140,447
Gross unrealized appreciation	$894,716,776
Gross unrealized depreciation	(12,429,826)
Net unrealized appreciation (depreciation)	$882,286,950

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	141,041,270	219,091,605	(267,620,785)	92,512,090

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,856	$92,512,090

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2012

*	Print name and title of each signing officer under his or her signature.